Related party transactions - Related Party Statement of Income or Loss (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage revenue	$ 0	$ 2,334,000
Voyage expenses	(1,566,000)	(3,351,000)
Vessel operating costs	(17,846,000)	(16,884,000)
Administrative expenses	$ (6,790,000)	(7,001,000)
Restricted Stock
Disclosure of transactions between related parties [line items]
Number of shares granted (in shares) | shares	276,369
Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	$ 300
LR1 And LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	250
Bunker Provider
Disclosure of transactions between related parties [line items]
Bunkers purchased	1,700,000	3,300,000
Bunker consumed	1,100,000	2,600,000
Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue	131,272,000	211,567,000
Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue	88,278,000	244,046,000
Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue	25,783,000	76,012,000
Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue	$ 23,344,000	56,855,000
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent	1.50%
Commission on gross revenue per charter fixture when excluded in pools, rercent	1.25%
Reimbursement of expenses	$ 2,462	21,971
Other related parties | Scorpio Commercial Management S.A.M. | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	250
Other related parties | Scorpio Commercial Management S.A.M. | LR1
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	300
Other related parties | Scorpio Commercial Management S.A.M. | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	325
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Vessel operating costs	(1,500,000)	(900,000)
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Technical management fee	16,400,000	16,000,000
Crew wages	75,600,000	72,800,000
Fixed annual technical management fee	175,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Administrative fees	6,100,000	6,300,000
Reimbursement of expenses	25,436	19,772
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization	$ 700,000	$ 700,000
Number of shares granted (in shares) | shares	315,950	221,900